SUPPLEMENT TO THE FIDELITY EQUITY-INCOME FUND
MARCH 31, 1997
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets. SUPPLEMENT TO THE FIDELITY REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 31, 1997
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets. SUPPLEMENT TO THE FIDELITY SMALL CAP
SELECTOR (FORMERLY
FIDELITY SMALL CAP STOCK FUND), FIDELITY MID-CAP STOCK FUND AND FIDELITY LARGE CAP STOCK FUND JUNE 20, 1997 PROSPECTUS
   The following information replaces the similar information found in "Other Expenses" on page 21:
   Mid-Cap Stock and Large Cap Stock have each adopted a
    DISTRIBUTION AND SERVICE PLAN   . Each plan recognizes that FMR
may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for the fund's shares. Currently, the Board of Trustees of each fund has authorized such payments.
Effective January 2, 1998, Fidelity Small Cap Stock Fund changed its name to Fidelity Small Cap Selector.
Effective January 2, 1998, the following information replaces the similar information found in "Investment Principles and Risks" on page 15:
SMALL CAP SELECTOR seeks capital appreciation by investing primarily in equity securities of companies with small market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small-capitalized for purposes of the 65% policy. As of October 31, 1997, the Russell 2000 included companies with capitalizations between $22.9 million and $2.5 billion.
The following information supplements the "Management Fee" section beginning on page 20:
The total management fee rate for the fiscal year ended April 30, 1997 was 0.55% for Small Cap Stock, 0.70% for Mid-Cap Stock and 0.53% for Large Cap Stock.
The Board of Trustees of Fidelity Small Cap Stock Fund has authorized an increase in the redemption fee (payable to the fund) from 0.75% to 1.50% of the amount redeemed on shares of Small Cap Stock Fund redeemed on or after November 15, 1997 and held less than 90 days.
The following information replaces the similar information found in the "Expenses" section on page 5:
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower sales charges may be available for accounts over $250,000. See "Transaction Details," page 31 for an explanation of how and when these charges apply.
Maximum sales charge on purchases
(as a % of offering price)
for Small Cap Stock 3.00%
for Mid-Cap Stock None
for Large Cap Stock None
Maximum sales charge on reinvested
distributions None
Deferred sales charge on redemptions None
Exchange fee None
Redemption fee (as a % of amount redeemed on shares redeemed before November 15, 1997 and held less than 90 days) for Small Cap Stock only 0.75%
Redemption fee (as a % of amount redeemed on shares redeemed on or after November 15, 1997 and held less than 90 days) for Small Cap Stock only 1.50%
Annual account maintenance fee
(for accounts under $2,500) $12.00
The following information replaces the similar information found in the chart on page 27:
If you sell shares of Small Cap Stock before November 15, 1997 after holding them less than 90 days, the fund will deduct a redemption fee equal to 0.75% of the value of those shares.
If you sell shares of Small Cap Stock on or after November 15, 1997 after holding them less than 90 days, the fund will deduct a redemption fee equal to 1.50% of the value of those shares.
The following information supplements the information found in "Shareholder and Account Policies" on page 33:
A REDEMPTION FEE if applicable, of 0.75% for shares redeemed before November 15, 1997 and held less than 90 days or 1.50% for shares redeemed on or after November 15, 1997 and held less than 90 days for Small Cap Stock, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If you bought shares on different days the shares you held longest will be redeemed first for purposes of determining whether the fee applies.

SUPPLEMENT TO THE FIDELITY SMALL CAP SELECTOR (FORMERLY FIDELITY SMALL CAP STOCK FUND),
FIDELITY MID-CAP STOCK FUND AND
FIDELITY LARGE CAP STOCK FUND
JUNE 20, 1997
STATEMENT OF ADDITIONAL INFORMATION
Effective January 2, 1998, Fidelity Small Cap Stock Fund changed its name to Fidelity Small Cap Selector.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN "INVESTMENT POLICIES AND LIMITATIONS"ON PAGE 2 FOR SMALL CAP SELECTOR:
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN "INVESTMENT POLICIES AND LIMITATIONS"ON PAGE 3 FOR MID-CAP STOCK FUND:
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN "INVESTMENT POLICIES AND LIMITATIONS" ON PAGE 4 FOR LARGE CAP STOCK
FUND:
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN "DISTRIBUTION AND SERVICE PLANS" ON PAGE 30:
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of Mid-Cap Stock's and Large Cap Stock's fund shares. In addition, each Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker dealers, that engage in the sale of Mid-Cap Stock's and Large Cap Stock's fund shares, or provide shareholder support services. Currently the Board of Trustees has authorized such payments for Mid-Cap Stock's and Large-Cap Stock's shares.

SUPPLEMENT TO
FIDELITY UTILITIES FUND MARCH 31, 1997
PROSPECTUS
The following information replaces similar information found    under
the heading     "FMR and Its Affiliates"    in the "Charter"
    section on page 9:
Nick Thakore is manager of Utilities, which he has managed since August 1997. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Previously, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
   The following information replaces similar information found under the heading "Other Expenses" in the "Breakdown of Expenses" section on page 15:
   The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments.

SUPPLEMENT TO FIDELITY UTILITIES FUND
A FUND OF FIDELITY DEVONSHIRE TRUST
MARCH 31, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLAN" SECTION ON PAGE 23.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of fund shares. In addition, the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for the fund.